Term deposits and other financial assets	6 Months Ended
Jun. 30, 2026
Term Deposits And Other Assets [Abstract]
Term deposits and other financial assets
10 Term deposits and other financial assets
As of June 30, 2026, term deposits and other financial assets amounted to USD853 thousand (December 31, 2025: USD1,162 thousand) and were comprised of short term and other deposits representing rent and interest bearing deposits with a commercial bank for a fixed period of more than three months.